Certain risks and concentration - Concentration risk (Details) - Customer concentration risk - customer	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Concentration of revenues
Concentration risk
Number of individual customers	0	0
Concentration risk (in percent)	10.00%	10.00%
Accounts Receivable
Concentration risk
Number of individual customers	0		0
Concentration risk (in percent)	10.00%		10.00%